PENSION AND OTHER SAVING PLAN - Balance Sheet Disclosures (Details) (USD $)	12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2014 Pension Benefits [Member]	Mar. 31, 2013 Pension Benefits [Member]	Dec. 31, 2013 Pension Benefits [Member]	Dec. 31, 2013 Pension [Member]	Dec. 31, 2012 Pension [Member]	Dec. 31, 2011 Pension [Member]	Dec. 31, 2013 SERP [Member]	Dec. 31, 2012 SERP [Member]	Dec. 31, 2011 SERP [Member]
Change in benefit obligation:
Net benefit obligation at beginning of year	$ 176,500,000							$ 172,289,000	$ 100,582,000		$ 4,241,000	$ 4,511,000
Liability acquired								0	57,307,000		0	0
Service cost					500,000	534,000		2,346,000	2,139,000	784,000	0	0	0
Interest cost					1,747,000	1,625,000		6,209,000	6,330,000	4,568,000	152,000	172,000	215,000
Actuarial loss								(18,972,000)	13,121,000		(359,000)	(48,000)
Gross benefits paid								(6,797,000)	(7,190,000)		(394,000)	(394,000)
Net benefit obligation at end of year	158,700,000							155,075,000	172,289,000	100,582,000	3,640,000	4,241,000	4,511,000
Change in plan assets:
Fair value of plan assets at beginning of year								121,887,000	75,710,000		0	0
Assets acquired								0	41,704,000		0	0
Actual return on plan assets								18,414,000	11,502,000		0	0
Employer contributions	2,400,000				600,000			645,000	161,000		394,000	394,000
Funded status at end of year								(20,926,000)	(50,402,000)		(3,640,000)	(4,241,000)
Fair value of plan assets at end of year								134,149,000	121,887,000	75,710,000	0	0	0
Amounts recognized in the accompanying balance sheet consist of:
Current liability								0	0		(390,000)	(390,000)
Noncurrent liability								(20,926,000)	(50,401,000)		(3,250,000)	(3,850,000)
Accumulated other comprehensive loss	32,547,000	122,246,000	95,624,000	32,049,000				11,045,000	43,037,000		1,209,000	1,679,000
Net amount recognized at end of year								(9,881,000)	(7,364,000)		(2,431,000)	(2,561,000)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss								11,045,000	43,037,000		1,209,000	1,679,000
Accumulated other comprehensive loss (gain)								11,045,000	43,037,000		1,209,000	1,679,000
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)							$ 30,100,000